RETIREMENT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RETIREMENT PLAN
Employer contribution expense	$ 682	$ 923
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpenses
RETIREMENT PLAN
Employer contribution expense	223	247
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
RETIREMENT PLAN
Employer contribution expense	$ 459	$ 676
Maximum
RETIREMENT PLAN
Employer Matching contribution (in percent)	5.00%